Changes in Carrying Amount of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Balance at beginning of year	$ 11,105	$ 15,197	$ 20,250
Amortization expense	(3,721)	(4,092)	(5,053)
Amortization expense	(2,886)	(3,922)
Write-off from the relinquishment of management rights	(835)	(170)
Balance at end of year	$ 7,384	$ 11,105	$ 15,197